Finance Leases	12 Months Ended
Dec. 31, 2024
Finance Leases [Abstract]
FINANCE LEASES

NOTE 14 – FINANCE LEASES

The Company’s leases are mainly related to graphite anode material manufacturing equipment leases from financial lease companies. Finance lease contracts offer the Company an option to purchase assets at a nominal amount by the end of the lease term and it is reasonably certain the Company will exercise that option. The Company amortizes the finance lease right-of-use asset to the end of the useful life of the underlying asset.

As of December 31, 2024, the Company’s finance leases had a weighted average remaining lease term of 0.98 years and a weighted average discount rate of 7.71%.

The components of lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Statement of	For the years ended December 31,
	Income Location	2024	2023	2022
Lease costs
Finance lease expense	Cost of goods sold	$622,203	$338,627	$-

Maturity of lease liabilities under the finance leases as of December 31, 2024 were as follows:

For the years ending December 31,	Amount
2025	$1,704,090
2026	645,811
Total lease payments	2,349,901
Less: interest	(117,154)
Present value of finance lease liabilities	$2,232,747
Finance lease liabilities, current	$1,603,694
Finance lease liabilities, non-current	$629,053